Inventories (Tables)	6 Months Ended
Dec. 31, 2018
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Summary of Information about Inventories

	31 December 2018 £ million	30 June 2018 £ million	31 December 2017 £ million

Raw materials and consumables	327	321	352
Work in progress	51	44	46
Maturing inventories	4,201	4,028	3,904
Finished goods and goods for resale	697	622	617

	5,276	5,015	4,919